Long-Term Debt - Mortgages (Details) - USD ($)	1 Months Ended
	Apr. 30, 2021	Jul. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Debt instrument carrying amount			$ 35,130,000	$ 13,495,000
Mortgage loan agreements
Debt Instrument [Line Items]
Debt instrument carrying amount			$ 7,380,000	$ 5,423,000
Loans payable in monthly installments of principal and interest		$ 32,000
Mortgage loan agreements | Building
Debt Instrument [Line Items]
Debt instrument carrying amount	$ 2,200,000	$ 5,500,000
Debt interest rate	3.60%	3.67%
Loans payable in monthly installments of principal and interest	$ 130